UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                        Commission File Number: 002-78682

                           NOTIFICATION OF LATE FILING

|X| Form 10-K     |_| Form 20-F     |_| Form 11-K
|_| Form 10-Q     |_| Form 10-D     |_| Form N-SAR

For Period Ended: September 30, 2006

|_| Transition Report on Form 10-K
|_| Transition Report on Form 20-F
|_| Transition Report on Form 11-k
|_| Transition Report on Form 10-Q
|_| Transition Report on Form N-SAR

For the Transition Period Ended:__________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

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PART I - REGISTRANT INFORMATION

Applied DNA Sciences, Inc.
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Full name of registrant

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Former name if applicable

25 Health Sciences Drive, Suite 113
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Address of principal executive office

Stony Brook, New York 11790
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City, state and zip code

PART II - RULE 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

    | (a) The reasons described in reasonable detail in Part III of this form | could not be eliminated without unreasonable effort or expense;
    |
    | (b) The subject annual report, semi-annual report, transition report on | Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion | thereof, will be filed on or before the fifteenth calendar day following
[X] | the  prescribed  due date; or the subject  quarterly  report or transition
    | report on Form 10-Q or subject distribution report on Form 10-D, or | portion thereof, will be filed on or before the fifth calendar day | following the prescribed due date; and
    |
    | (c) The accountant's statement or other exhibit required by Rule 12b-25(c) | has been attached if applicable.


PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report, or portion thereof, could not be filed within the prescribed time period.

      Applied DNA Sciences, Inc. (the "Company") is filing this Notification of Late Filing on Form 12b-25 with respect to the Company's Annual Report on Form 10-KSB for the year ended September 30, 2006 (the "Form 10-KSB"). The Company is unable, without unreasonable effort and expense, to file the Form 10-KSB on a timely basis due to unforeseen delays in the collection and review of information and the completion of drafting the necessary responses to items required to be included in the Form 10-KSB.


      The Company is currently working with its independent registered public accounting firm to finalize the audit of its financial statements for the year ended September 30, 2006. The Company expects that these activities will be completed and the Form 10-KSB will be filed no later than January 16, 2007.

PART IV -OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

  James A. Hayward                     (631)                    444-6862
  ----------------                   -----------            ------------------
       (Name)                        (Area Code)            (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                            |X| Yes           |_| No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                            |_| Yes           |X| No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                           Applied DNA Sciences, Inc.

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 3, 2007                      By:  /s/ JAMES A. HAYWARD
                                                 ----------------------------
                                                     James A. Hayward
                                                     Chief Executive Officer